Long-term investment, net	12 Months Ended
Jun. 30, 2025
Long-term investment, net
Long-term investment, net

Note 6 – Long-term investment, net

	June 30,	June 30,
	2025	2024
Cost of long-term investment	$—	$3,000,000
Less: impairment loss	—	(3,000,000)
Long-term investment, net	$—	$—

The Company previously held an investment in MineOne Cloud Computing Investment I L.P. (the “Partnership”), for which it subscribed $3 million on June 10, 2022, representing an equity interest of 8.8235%. The Partnership was engaged in the development of a cryptocurrency mining facility in Wyoming.

The investment was fully impaired as of June 30, 2024, due to prolonged adverse market conditions and the decline in the fair value of the underlying mining assets.

During the fiscal year ended June 30, 2025, the Partnership resolved to apply for strike-off from the Register of Limited Partnerships, on the basis that it had ceased business operations and had no remaining assets or liabilities. The Company accordingly derecognized the investment during the year. As the investment had been fully impaired, no gain or loss was recognized upon derecognition.